Development costs	12 Months Ended
Jun. 30, 2022
Development costs
Development costs

10.Development costs

Cost	$
Balance at July 1, 2020	17,285
Additions	1,551
Investment tax credits	(448)
Cost fully amortized	(15,028)
Balance at June 30, 2021	3,360
Additions	3,237
Investment tax credits	(628)
Balance at June 30, 2022	5,969

Accumulated amortization
Balance at July 1, 2020	(15,485)
Amortization	(1,370)
Cost fully amortized	15,028
Balance at June 30, 2021	(1,827)
Amortization	(1,281)
Balance at June 30, 2022	(3,108)

10.Development costs (continued)

	June 30, 2022	June 30, 2021	July 1, 2020
	$	$	$
Net capitalized development costs	2,861	1,533	1,800

Each period, additions to development costs are recognized net of investment tax credits accrued. In addition to the above amortization, the Company has recognized $32,877 of engineering expenditures as an expense during the year ended June 30, 2022 (June 30, 2021 - $20,068).